Convertible Notes (Details Narrative)																																														3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 24, 2018 USD ($) Integer	Nov. 30, 2018 USD ($) Integer	Nov. 07, 2018 USD ($)	Oct. 02, 2018 USD ($) Integer shares	Sep. 12, 2018 USD ($)	Sep. 06, 2018 USD ($)	Aug. 29, 2018 USD ($)	Aug. 29, 2018 USD ($) Integer	Aug. 28, 2018 USD ($) Integer $ / shares	Aug. 28, 2018 USD ($) $ / shares	Jul. 24, 2018 USD ($) Integer	Jul. 19, 2018 USD ($)	Jul. 16, 2018 USD ($)	Jul. 13, 2018 USD ($) Integer	Jun. 30, 2018 USD ($) $ / shares	Jun. 29, 2018 USD ($)	Jun. 26, 2018 USD ($) Integer	Jun. 14, 2018 USD ($)	May 31, 2018 USD ($)	May 18, 2018 USD ($)	May 15, 2018 USD ($) Integer $ / shares	Apr. 13, 2018 USD ($) Integer shares	Mar. 23, 2018 USD ($) Integer	Mar. 12, 2018 USD ($)	Mar. 05, 2018 USD ($) Integer $ / shares	Feb. 27, 2018 USD ($)	Jan. 29, 2018 USD ($)	Jan. 25, 2018 USD ($)	Jan. 22, 2018 USD ($) Integer $ / shares	Dec. 29, 2017 USD ($)	Dec. 29, 2017 USD ($) Integer	Dec. 06, 2017 USD ($)	Nov. 03, 2017 USD ($) Integer $ / shares	Sep. 21, 2017 USD ($) Integer	Sep. 14, 2017 USD ($)	Aug. 10, 2017 USD ($) Integer $ / shares	Aug. 09, 2017 USD ($) Integer	Jul. 24, 2017 USD ($)	Jul. 05, 2017 USD ($)	Jun. 03, 2017 USD ($)	May 04, 2017 USD ($)	Apr. 11, 2017 USD ($)	Mar. 02, 2017 USD ($) Integer	Jan. 27, 2017 USD ($) Integer	Dec. 12, 2016 USD ($) Integer	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Oct. 03, 2018 USD ($)	Apr. 20, 2017 $ / shares	Jun. 30, 2016 USD ($)
Common stock trading volume, percent																																																4.99%
Debt premium amount															$ 1,731,167																															$ 1,122,002		$ 1,122,002		$ 1,731,167	$ 975,834
Debt conversion of converted amount																																											$ 50,000			$ 1,095,100	$ 1,413,317
Common stock, par value | $ / shares															$ 0.001																															$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Conversion price, per share | $ / shares																																														$ 0.02	$ 0.01	$ 0.02
Proceeds from convertible debt																																																$ 1,054,089	$ 1,274,000	$ 2,890,080	$ 1,634,500
Embedded derivative, fair value of embedded derivative liability															$ 371,532																															$ 66,490		66,490		371,532	877,403
Net cash proceeds from convertible promissory note																																																			20,000
Derivative liability of convertible debenture															371,532																															66,490		66,490		371,532	881,172			$ 1,050,182
Amortization of debt discount																																																303,813	$ 400,284	853,459	1,969,514
Debt instrument, unamortized discount															277,733																															79,469		79,469		277,733	445,594
Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest															7,773																																			7,773
Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount															220,500																																			220,500
Accrued interest															17,447																																			17,447
December 12, 2016 Securities Purchase Agreement [Member]
Accrued interest															8,296																																			8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																													8.00%
Convertible debt principal amount																																													$ 100,000
Debt maturity date																																													Dec. 12, 2017
Debt instrument, term																																													1 year
Common stock trading volume, percent																																													60.00%
Common stock trading days | Integer																																													10
Payment of notes receivable																																										$ 100,000
Legal fees																																										5,000
Proceed from note receivable net																																										95,000
Debt premium amount																																										$ 66,667			$ 66,667
Accrued interest															9,775																																			$ 9,775
Debt instrument, default, interest rate																																																		24.00%
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 21 Note [Member]
Accrued interest															8,296																																			$ 8,296
December 12, 2016 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 12 Eagle Back-End Note [Member]
Convertible debt principal amount																																														100,000		100,000
Accrued interest																																														13,144		13,144
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																												8.00%
Convertible debt principal amount																																								$ 190,000				$ 230,000
Debt maturity date																																												Sep. 27, 2017
Debt instrument, term																																												1 year
Common stock trading volume, percent																																												60.00%
Common stock trading days | Integer																																												10
Payment of notes receivable																																									$ 40,000
Legal fees																																								$ 11,250
Debt premium amount															153,333																													$ 153,333						153,333
Accrued interest															14,988																																			$ 14,988
Debt instrument, default, interest rate																																																		24.00%
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Note [Member]
Accrued interest															14,988																																			$ 14,988
January 27, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | January 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																														230,000		230,000
Accrued interest																																														33,356		33,356
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																											8.00%
Convertible debt principal amount																																											$ 220,500
Debt maturity date																																											Mar. 01, 2018
Common stock trading volume, percent																																											60.00%
Common stock trading days | Integer																																											10
Payment of notes receivable																																							$ 220,500
Legal fees																																							10,500
Proceed from note receivable net																																							$ 210,000
Debt premium amount															147,000																												$ 147,000							147,000
Accrued interest															20,061																																			20,061
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Note [Member]
Accrued interest															20,061																																			20,061
March 1, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | March 2017 Eagle Back-End Note [Member]
Convertible debt principal amount																																														220,500		220,500
Accrued interest																																														18,625		18,625
August 9, 2017 Securities Purchase Agreement [Member] | August 2017 Eagle Back End Note [Member]
Convertible debt principal amount																																														65,000		65,000
Accrued interest																																														5,249		$ 5,249
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																					8.00%
Convertible debt principal amount																																					$ 200,000
Debt maturity date																																					Aug. 08, 2018
Debt instrument, term																																					1 year
Common stock trading volume, percent																																					60.00%
Common stock trading days | Integer																																					10
Payment of notes receivable																																			$ 200,000
Legal fees																																			10,000
Proceed from note receivable net																																			$ 190,000
Debt premium amount															133,333																						$ 133,333													$ 133,333
Debt instrument, default, interest rate																																																24.00%		24.00%
Debt conversion of converted amount																																																		$ 120,000
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2017 Eagle Note [Member]
Convertible debt principal amount															120,000																															80,000		$ 80,000		120,000
Accrued interest															5,273																															6,850		6,850		$ 5,273
August 9, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2017 Eagle Back End Note [Member]
Debt conversion of converted amount																																																135,000
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Debt instrument, interest rate, stated percentage																																	8.00%
Convertible debt principal amount																																	$ 200,000
Debt maturity date																																	Jun. 25, 2018
Debt instrument, term																																	1 year
Common stock trading volume, percent																																	60.00%
Common stock trading days | Integer																																	10
Payment of notes receivable																																$ 200,000
Legal fees																																10,000
Proceed from note receivable net																																190,000
Debt premium amount																																133,333	$ 133,333
Debt instrument, default, interest rate																																																		24.00%
Common stock, par value | $ / shares																																	$ 0.001
Conversion price, per share | $ / shares																																	$ 0.001
Proceeds from convertible debt																																$ 190,000
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2017 Eagle Note [Member]
Accrued interest																																														14,261		14,261
October 25, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2017 Eagle Back-End Note [Member]
Accrued interest																																														13,417		13,417
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																														8.00%	8.00%
Convertible debt principal amount															532,435															$ 532,435	$ 532,435															532,435		532,435		$ 532,435
Debt maturity date																															Dec. 29, 2018
Common stock trading volume, percent																															60.00%
Common stock trading days | Integer																															10
Debt premium amount															354,956															354,956	$ 354,956																			354,956
Accrued interest															21,006																															42,478		42,478		$ 21,006
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																		8.00%
Convertible debt principal amount																		$ 150,000
Debt maturity date																		Jun. 14, 2019
Common stock trading volume, percent																		60.00%
Debt premium amount																		$ 70,000
Accrued interest																		$ 368
December 29, 2017 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | June 2018 Eagle Note [Member]
Common stock trading volume, percent																		50.00%
Debt original issue discount, rate																		10.00%
Percentage of outstanding shares of common stock																		4.99%
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																														532,435	$ 532,435
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt conversion of convertible debt amount																														25,354
Payment of purchase price																														507,081
Amortization of debt discount																														$ 507,081
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																		$ 105,000
Debt instrument, default, interest rate																																																		24.00%
June 14, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | June 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage																		8.00%
Convertible debt principal amount																		$ 5,000																												105,000		105,000
Debt maturity date																		Jun. 14, 2019
Common stock trading volume, percent																		60.00%
Debt premium amount																		$ 70,000
Accrued interest																																														4,603		$ 4,603
Debt instrument, default, interest rate																																																24.00%
Debt original issue discount, rate																		10.00%
Percentage of outstanding shares of common stock																		4.99%
June 14, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | June 2018 Eagle Note [Member]
Common stock trading volume, percent																		50.00%
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Legal fees												$ 3,750	$ 71,250
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | July 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage														8.00%
Convertible debt principal amount														$ 75,000																																75,000		$ 75,000
Debt maturity date														Jul. 13, 2019
Common stock trading volume, percent														60.00%
Common stock trading days | Integer														10
Debt premium amount														$ 50,000
Accrued interest																																														2,811		$ 2,811
Debt instrument, default, interest rate																																																24.00%
Percentage of outstanding shares of common stock														4.99%
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage							8.00%	8.00%
Convertible debt principal amount							$ 105,000	$ 105,000																																						105,000		$ 105,000
Debt maturity date								Aug. 30, 2019
Common stock trading volume, percent								60.00%
Common stock trading days | Integer								10
Debt premium amount							70,000	$ 70,000
Accrued interest																																														2,877		$ 2,877
Debt instrument, default, interest rate																																																24.00%
Debt original issue discount, rate								10.00%
Percentage of outstanding shares of common stock								4.99%
August 29, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | August 29, 2018 Eagle Note [Member]
Common stock trading volume, percent								50.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage				8.00%
Convertible debt principal amount				$ 210,000																																										210,000		$ 210,000
Debt maturity date				Oct. 02, 2019
Common stock trading volume, percent				60.00%
Common stock trading days | Integer				10
Debt premium amount				$ 140,000
Accrued interest																																														4,142		$ 4,142
Debt instrument, default, interest rate																																																24.00%
Percentage of outstanding shares of common stock				4.99%
Debt instrument principal payment				$ 10,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage				8.00%
Convertible debt principal amount				$ 212,000																																										106,000		$ 106,000				$ 106,000
Debt maturity date				Oct. 02, 2019
Common stock trading volume, percent				61.00%
Common stock trading days | Integer				10
Debt premium amount				$ 67,771
Accrued interest																																														4,182		$ 4,182
Debt instrument, default, interest rate																																																24.00%
Percentage of outstanding shares of common stock				4.99%
Proceeds from convertible debt				$ 100,700
Number of stock reserved for conversion | shares				3,949,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Convertible debt principal amount				$ 106,000
Debt maturity date				Oct. 02, 2019
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Secured Note [Member]
Convertible debt principal amount				$ 106,000
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage		8.00%
Convertible debt principal amount		$ 105,000																																												105,000		$ 105,000
Debt maturity date		Nov. 30, 2019
Common stock trading volume, percent		61.00%
Common stock trading days | Integer		10
Debt premium amount		$ 67,131
Accrued interest																																														713		$ 713
Debt instrument, default, interest rate																																																24.00%
Debt original issue discount, rate		10.00%
Percentage of outstanding shares of common stock		4.99%
Debt instrument principal payment		$ 5,000
November 30, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | November 2018 Eagle Note [Member]
Common stock trading volume, percent		51.00%
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member]
Debt instrument, interest rate, stated percentage	8.00%
Convertible debt principal amount	$ 126,000																																													126,000		$ 126,000
Debt maturity date	Dec. 24, 2019
Common stock trading volume, percent	61.00%
Common stock trading days | Integer	10
Debt premium amount	$ 80,557
Accrued interest																																														221		$ 221
Debt instrument, default, interest rate																																																24.00%
Debt original issue discount, rate	10.00%
Percentage of outstanding shares of common stock	4.99%
Debt instrument principal payment	$ 6,000
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member]
Common stock trading volume, percent	51.00%
August 9, 2017, December 29, 2017, June 14, 2018, July 13, 2018, August 29, 2018, October 2, 2018, November 30, 2018 and December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount															1,867,935																															1,323,435		$ 1,323,435		$ 1,867,935
Accrued interest															107,726																															63,094		63,094		107,726
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																												$ 160,000
Debt maturity date																																						Mar. 24, 2018
Legal fees																												8,000
Proceed from note receivable net																												152,000
Accrued interest															8,169																																			8,169
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																						8.00%
Convertible debt principal amount																																						$ 160,000
Accrued interest															8,169																																			8,169
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																																						8.00%
Convertible debt principal amount															35,000																							$ 160,000								35,000		35,000		35,000
Accrued interest															1,281																															1,281		1,281		1,281
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Note and July 2017 GS Back-End Note [Member]
Debt maturity date											Jul. 24, 2018
Common stock trading volume, percent											62.00%
Common stock trading days | Integer											10
Debt premium amount											$ 98,065																	$ 98,065
July 24, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | July 2017 GS Back-End Note [Member]
Convertible debt principal amount															125,000																																			125,000
Accrued interest															3,420																																			$ 3,420
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																										$ 160,000
Debt maturity date																																		Mar. 24, 2018
Legal fees																										8,000
Proceed from note receivable net																										152,000
Debt instrument, default, interest rate																																																		24.00%
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note [Member]
Debt instrument, interest rate, stated percentage																																		8.00%
Convertible debt principal amount															130,000																			$ 160,000												130,000		130,000		$ 130,000
Accrued interest															1,289																															9,177		9,177		1,289
Debt conversion of converted amount															30,000																																			$ 30,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 Back-End Note [Member]
Debt instrument, interest rate, stated percentage																																		8.00%
Convertible debt principal amount																																		$ 160,000
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Note and September 2017 GS Back-End Note [Member]
Debt maturity date																																		Sep. 12, 2018
Common stock trading volume, percent																																		62.00%
Common stock trading days | Integer																																		10
Debt premium amount																										$ 98,065
September 21, 2017 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | September 2017 GS Back-End Note [Member]
Convertible debt principal amount																																														160,000		160,000
Accrued interest																																														6,975		6,975
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																			$ 106,000
Debt maturity date																							Nov. 23, 2018
Legal fees																			5,300
Proceed from note receivable net																			100,700
Debt instrument, default, interest rate																																																		24.00%
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																							8.00%
Convertible debt principal amount															106,000								$ 106,000																							106,000		106,000		$ 106,000
Accrued interest															2,300																															2,765		2,765		2,300
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																							8.00%
Convertible debt principal amount															106,000								$ 106,000																							106,000		106,000		106,000
Accrued interest															697																															4,740		4,740		697
March 23, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | March 2018 GS Note and March 2018 GS Back-End Note [Member]
Debt maturity date																							Mar. 23, 2019
Common stock trading volume, percent																							62.00%
Common stock trading days | Integer																							10
Debt premium amount																			$ 64,968
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Debt instrument, default, interest rate																						24.00%
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note [Member]
Debt instrument, interest rate, stated percentage																						8.00%
Convertible debt principal amount					$ 150,000										150,000							$ 150,000																								85,000		85,000		150,000
Legal fees					7,500
Proceed from note receivable net					$ 142,500
Debt premium amount																						$ 95,902
Accrued interest															2,564																															2,213		$ 2,213		2,564
Debt instrument, default, interest rate																																																24.00%
Debt conversion of converted amount																																																$ 65,000
Number of stock reserved for conversion | shares																						7,684,000
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Back-End Note [Member]
Debt instrument, interest rate, stated percentage																						8.00%
Convertible debt principal amount																						$ 150,000																								150,000		150,000
Debt premium amount																						$ 95,902
Accrued interest																																														1,606		1,606
April 13, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | April 2018 GS Note and April 2018 GS Back-End Note [Member]
Debt maturity date																						Apr. 13, 2019
Common stock trading volume, percent																						61.00%
Common stock trading days | Integer																						10
April 13, 2018 and October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount															687,000																															191,000		191,000		687,000
Accrued interest															19,877																															6,395		6,395		19,877
August 10, 2017 Consulting Agreement [Member]
Debt instrument, interest rate, stated percentage																																				10.00%
Convertible debt principal amount															170,000																					$ 310,000										9,000		9,000		170,000
Debt maturity date																																				Aug. 10, 2019
Common stock trading volume, percent																																				65.00%
Common stock trading days | Integer																																				10
Accrued interest															14,335																															10,544		10,544		14,335
Debt instrument, default, interest rate																																				18.00%
Conversion price, per share | $ / shares																																				$ 1.50
Accrued expenses															155,000																															155,000		155,000		155,000	$ 155,000
Embedded derivative, fair value of embedded derivative liability																																				$ 578,212
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount															140,000																																			140,000
Accrued interest															10,764																															19,418		19,418		10,764
Debt conversion of converted amount																																																161,000
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																													8.00%
Convertible debt principal amount															153,000														$ 153,000																	153,000		153,000		153,000
Debt maturity date																													Jan. 22, 2019
Common stock trading volume, percent																													65.00%
Common stock trading days | Integer																													10
Legal fees																											$ 2,500
Proceed from note receivable net																											153,000
Accrued interest															5,332																															6,120		6,120		5,332
Conversion price, per share | $ / shares																													$ 0.065
Percentage of outstanding shares of common stock																													4.99%
Diligence fees																											500
Net cash proceeds from convertible promissory note																											$ 150,000
Derivative liability of convertible debenture																													$ 180,251
Debt instrument market price per share | $ / shares																													$ 0.10
January 22, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | January 2018 Power Up Note [Member] | July 21, 2018 [Member]
Common stock trading volume, percent																													150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																									8.00%
Convertible debt principal amount															53,000										$ 53,000																									53,000
Debt maturity date																									Mar. 05, 2019
Common stock trading volume, percent																									65.00%
Common stock trading days | Integer																									10
Legal fees																								$ 2,500
Proceed from note receivable net																								53,000
Accrued interest															1,359																																			1,359
Conversion price, per share | $ / shares																									$ 0.065
Percentage of outstanding shares of common stock																									4.99%
Diligence fees																								500
Net cash proceeds from convertible promissory note																								$ 50,000
Derivative liability of convertible debenture																									$ 65,231
Debt instrument market price per share | $ / shares																									$ 0.10
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 2018 Power Up Note [Member] | September 1, 2018 [Member]
Common stock trading volume, percent																									150.00%
March 5, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | March 5 2018 Power Up Note [Member]
Convertible debt principal amount									$ 53,000	$ 53,000
Accrued interest									$ 2,033	2,033
Debt penalty amount										$ 20,362
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage																					8.00%
Convertible debt principal amount			$ 53,000												53,000						$ 53,000																													53,000
Debt maturity date																					May 05, 2019
Common stock trading volume, percent																					65.00%
Common stock trading days | Integer																					10
Legal fees																				$ 2,500
Proceed from note receivable net																				53,000
Accrued interest			1,696												$ 174																																			$ 174
Conversion price, per share | $ / shares																					$ 0.065
Percentage of outstanding shares of common stock																					4.99%
Diligence fees																				500
Net cash proceeds from convertible promissory note																				$ 50,000
Derivative liability of convertible debenture																					$ 33,744
Debt instrument market price per share | $ / shares																					$ 0.10
Debt penalty amount			$ 20,715
May 15, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | May 2018 Power Up Note [Member] | November 11, 2018 [Member]
Common stock trading volume, percent																					150.00%
August 28, 2018 Securities Purchase Agreement [Member]
Debt Instrument, description									In the event that the Company fails to deliver to Power Up shares of common stock issuable upon conversion of principal or interest under the August 2018 Power Up Note within three business days of a notice of conversion by Power Up, the Company shall incur a penalty of $500, provided, however, that such fee shall not be due if the failure to deliver the shares is a result of a third party such as the transfer agent.
August 28, 2018 Securities Purchase Agreement [Member] | May 2018 Power Up Note [Member]
Debt instrument, interest rate, stated percentage									8.00%	8.00%
Convertible debt principal amount									$ 53,000	$ 53,000
Legal fees							2,500
Proceed from note receivable net							53,000
Debt instrument, default, interest rate									22.00%
Diligence fees							500
Net cash proceeds from convertible promissory note							$ 50,000
August 28, 2018 Securities Purchase Agreement [Member] | August 2018 Power Up Note [Member]
Convertible debt principal amount																																														53,000		53,000
Accrued interest																																														395		395
August 28, 2018 Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | February 24, 2019 [Member]
Common stock trading volume, percent									65.00%
Common stock trading days | Integer									10
Conversion price, per share | $ / shares									$ 0.065	$ 0.065
Percentage of outstanding shares of common stock									4.99%
Embedded derivative, fair value of embedded derivative liability									$ 396,380	$ 396,380
Debt instrument market price per share | $ / shares									$ 0.10	$ 0.10
Financing Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member]
Debt instrument, interest rate, stated percentage																	8.00%
Convertible debt principal amount	$ 113,000																$ 113,000
Debt maturity date																	Jun. 26, 2019
Common stock trading volume, percent																	50.00%
Legal fees																	$ 3,000
Debt premium amount																	$ 60,846
Accrued interest	4,508
Debt instrument, default, interest rate																	18.00%
Debt original issue discount, rate																	5.00%
Percentage of outstanding shares of common stock																	4.99%
Net cash proceeds from convertible promissory note																	$ 110,000
Debt penalty amount	$ 51,380
Debt Instrument, description																	The June 2018 JSJ Note may be prepaid until December 23, 2018. If the June 2018 JSJ Note is prepaid within 90 days of the issuance date, then the prepayment premium shall be 135% of the face amount plus any accrued interest; if the JSJ Note is prepaid after 90 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 140% of the face amount plus any accrued interest; and if the June 2018 JSJ Note is prepaid after 120 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 145% of the face amount plus any accrued interest.
Financing Agreement [Member] | JSJ Investments, Inc. [Member] | June 2018 JSJ Note [Member] | December 23, 2018 [Member]
Common stock trading volume, percent																	65.00%
Common stock trading days | Integer																	10
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Note [Member]
Convertible debt principal amount																																														71,250		71,250
Accrued interest																																														4,092		4,092
Debt conversion of converted amount																																																28,750
Debt instrument, unamortized discount																																														50,000		50,000
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Back-End Note [Member]
Convertible debt principal amount																																														24,700		24,700
Accrued interest																																														$ 822		$ 822
Debt instrument, default, interest rate																																																24.00%
Debt conversion of converted amount																																																$ 75,300
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Enterprises Note [Member]
Payment of notes receivable						$ 100,000
Legal fees						5,000
Proceed from note receivable net						$ 95,000
Issuance on offsetting collateralized secured note																$ 100,000
Coventry Enterprises LLC Financing Agreement [Member] | July 2018 Coventry Note and July 2018 Coventry Back-End Note [Member]
Debt maturity date																																																Jun. 29, 2019
Common stock trading volume, percent																																																61.00%
Debt Instrument, description																																																Coventry Enterprises shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Coventry Enterprises and its affiliates, exceeds 9.9% of the outstanding shares of the Company's common stock.
Amortization of debt discount																																																$ 63,934
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member]
Debt instrument, interest rate, stated percentage																8.00%
Convertible debt principal amount																$ 200,000
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member] | July 2018 Coventry Note [Member]
Convertible debt principal amount																100,000
Proceeds from convertible debt																95,000
Coventry Enterprises LLC Financing Agreement [Member] | Coventry Enterprises, LLC [Member] | July 2018 Coventry Back-End Note [Member]
Convertible debt principal amount																$ 100,000
Debt maturity date																Feb. 28, 2019